LOAN RECEIVABLES, NON-CURRENT PORTION (Tables)	12 Months Ended
Dec. 31, 2016
LOAN RECEIVABLES, NON-CURRENT PORTION
Schedule of non-current portion of loan receivables
	As of December 31,
	2015	2016
Loan receivables from franchisees	12,336	7,269